Recoverable taxes	12 Months Ended
Dec. 31, 2021
Recoverable taxes
Recoverable taxes

9    Recoverable taxes

	2021	2020
Withholding Income Tax (IRRF) on financial investments (a)	3,079	2,027
Recoverable IRPJ and CSLL	11,400	8,573
Recoverable PIS and COFINS	44,097	7,250
Other recoverable taxes	2,451	2,575
	61,027	20,425
Current	38,811	19,304
Non-current	22,216	1,121
(a)	Withholding income tax (IRRF) will be utilized to offset federal taxes payable.